Consolidated Statements of Changes in Stockholders' Deficit (Parenthetical)	Sep. 30, 2024 $ / shares
Next NRG Holding Corp [Member] | Related Party [Member]
Restructuring Cost and Reserve [Line Items]
Share Price	$ 0.00001